Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill.
Goodwill

11.Goodwill

Goodwill, which is not tax deductible, represents the expected synergy effects of the business combination from the global mobile application service provider. The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows:

	December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	449,357	456,976
Foreign currency translation adjustments	7,619	6,820
Balance at the end of the year	456,976	463,796

During 2024, the Group performed a qualitative and quantitative impairment assessment for the goodwill arising from the business combination under common control of a global mobile application service provider in 2023. The Group estimated the fair value of the acquiree based on the income approach, using a discounted cash flow model, with a cashflow forecast reflecting the Group’s best estimate at that time of the future financial performance of the business. Certain key assumptions used in the impairment assessment related to the revenue growth rate, the discount rate and the terminal growth rate, and they were determined by considering the historical performance of the acquiree, internal forecasts, relevant industry forecasts and market developments. These factors, particularly the revenue growth rate, are subject to a high degree of judgment and complexity, and are highly sensitive. Because of the lack of operating history and expected rapid growth of the acquiree, the Company supplemented its income approach method with the use of a market-based method which considers EBITDA multiples based on market data of comparable companies engaged in similar operations and economic characteristics. Based on the results, the fair value of the acquiree was determined to exceed its carrying value as of December 31, 2024. In reaching this determination, the Group gave due consideration to the market capitalization of the Company when compared with its consolidated net book value. Management estimated the fair value of the remaining reporting unit by using the income approach, which considered a number of factors, including revenue growth rate, discount rate and terminal growth rate.